UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

 803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period:  July 31, 2011

Item 1. Schedule of Investments.

Advisory Research All Cap Value Fund
SCHEDULE OF INVESTMENTS - As of July 31, 2011
(Unaudited)

Number of Shares		Value
	Common Stocks - 95.6%
	Consumer Discretionary - 11.0%
12,030	Comcast Corp. - Class A	$288,961
3,855	Core-Mark Holding Co., Inc.*	143,560
9,160	Foot Locker, Inc.	199,047
5,530	Kohl's Corp.	302,546
3,485	McDonald's Corp.	301,383
5,770	Target Corp.	297,097
3,220	Vail Resorts, Inc.	147,315
		1,679,909

	Consumer Staples - 13.7%
3,150	Casey's General Stores, Inc.	141,750
4,620	JM Smucker Co.	359,991
3,460	PepsiCo, Inc.	221,578
1,077	Seneca Foods Corp.*	27,894
11,260	Sysco Corp.	344,443
8,900	Unilever PLC - ADR	285,334
6,890	Walgreen Co.	268,986
8,160	Wal-Mart Stores, Inc.	430,114
		2,080,090

	Energy - 9.8%
4,360	Cabot Oil & Gas Corp.	322,989
3,580	Chevron Corp.	372,391
15,250	Denbury Resources, Inc.*	294,630
3,910	Petrohawk Energy Corp.*	149,323
5,460	Range Resources Corp.	355,774
		1,495,107

	Financials - 23.7%
5,880	American Express Co.	294,235
5,190	Berkshire Hathaway, Inc. - Class B*	384,942
7,840	CIT Group, Inc.*	311,562
8,420	CommonWealth - REIT	198,880
2,800	Enstar Group Ltd.*	295,792
5,400	Fifth Third Bancorp	68,310
2,840	Goldman Sachs Group, Inc.	383,315
4,950	Investors Bancorp, Inc.*	68,508
11,530	JPMorgan Chase & Co.	466,388
11,100	Leucadia National Corp.	373,737
18,850	MF Global Holdings, Ltd.*	138,925
9,600	Plum Creek Timber Co., Inc. - REIT	366,912
8,150	SLM Corp.	127,059
10,600	Symetra Financial Corp.	133,136
		3,611,701

Advisory Research All Cap Value Fund
SCHEDULE OF INVESTMENTS - As of July 31, 2011
(Unaudited)

Number of Shares		Value
	Health Care - 13.3%
2,060	Analogic Corp.	$110,807
3,270	Becton Dickinson and Co.	273,405
6,650	Johnson & Johnson	430,853
7,430	Medtronic, Inc.	267,852
9,700	Merck & Co., Inc.	331,061
6,160	St. Jude Medical, Inc.	286,440
6,645	UnitedHealth Group, Inc.	329,791
		2,030,209

	Industrials - 11.0%
3,190	Caterpillar, Inc.	315,140
6,120	GATX Corp.	241,312
4,230	Northrop Grumman Corp.	255,957
6,690	Raytheon Co.	299,244
13,790	Spirit Aerosystems Holdings, Inc. - Class A*	282,557
3,380	United Technologies Corp.	279,999
		1,674,209

	Information Technology - 11.1%
10,530	Avnet, Inc.*	308,529
3,170	Harris Corp.	126,388
9,890	Hewlett-Packard Co.	347,732
9,980	Imation Corp.*	83,034
14,380	Microsoft Corp.	394,012
5,310	Motorola Solutions, Inc.*	238,366
9,840	Western Union Co.	190,994
		1,689,055

	Telecommunication Services - 2.0%
10,890	Vodafone Group PLC - ADR	306,009

	Total Common Stocks (Cost $13,185,928)	14,566,289

Advisory Research All Cap Value Fund
SCHEDULE OF INVESTMENTS - As of July 31, 2011
(Unaudited)

Number of Shares		Value
	Short Term Investment - 4.9%
746,948	Fidelity Institutional Money Market Fund, 0.11% †	$746,948

	Total Short Term Investment (Cost $746,948)	746,948

	Total Investments - 100.5% (Cost $13,932,876)	15,313,237
	Liabilities in Excess of Other Assets - (0.5)%	(69,405)
	Total Net Assets - 100.0%	$15,243,832

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
* Non-Income Producing
† The rate quoted is the annualized seven-day yield of the Fund at the period end.

See accompanying Notes to Schedule of Investments.

Advisory Research All Cap Value Fund
SUMMARY OF INVESTMENTS
As of July 31, 2011 (Unaudited)

Percent of
Security Type/Sector	Total Net Assets
Common Stocks
Financials	23.7%
Consumer Staples	13.7%
Health Care	13.3%
Information Technology	11.1%
Consumer Discretionary	11.0%
Industrials	11.0%
Energy	9.8%
Telecommunication Services	2.0%
Total Common Stocks	95.6%
Short Term Investment	4.9%
Total Investments	100.5%
Liabilities in Excess of Other Assets	(0.5)%
Total Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

Advisory Research International All Cap Value Fund
SCHEDULE OF INVESTMENTS - As of July 31, 2011
(Unaudited)

Number of Shares		Value
	Common Stocks - 93.4%
	Australia - 3.0%
9,383	Australian Agricultural Co., Ltd.*	$14,266
2,850	Crown Ltd.	27,887
		42,153

	Bermuda - 2.0%
4,252	Catlin Group Ltd.	28,839

	Brazil - 2.0%
3,012	Banco Santander Brasil - ADR	27,951

	Canada - 3.7%
965	Encana Corp.	28,265
1,989	Genesis Land Development Corp.*	7,328
1,540	RONA, Inc.	17,762
		53,355

	France - 7.6%
366	Cie Generale des Etablissements Michelin	30,736
1,018	France Telecom SA	21,065
330	Nexans SA	28,473
370	Sanofi	28,749
		109,023

	Germany - 8.6%
1,862	Deutsche Telekom AG	29,024
523	E.ON AG	14,421
370	Hochtief AG	29,701
1,121	Rhoen Klinikum AG	27,935
289	Salzgitter AG	21,051
		122,132

	Hong Kong - 2.4%
208,056	Golden Meditech Holdings Ltd.*	34,688

	Ireland - 1.9%
12,910	Beazley PLC	27,311

	Italy - 1.8%
4,146	Buzzi Unicem SpA	25,474

Advisory Research International All Cap Value Fund
SCHEDULE OF INVESTMENTS - As of July 31, 2011
(Unaudited)

Number of Shares		Value
	Japan - 21.3%
100	Hirose Electric Co., Ltd.	$10,028
700	Hogy Medical Co., Ltd.	31,355
600	Japan Petroleum Exploration Co.	30,567
2,700	Kansai Paint Co., Ltd.	24,934
2,600	Namco Bandai Holdings, Inc.	32,898
400	Ono Pharmaceutical Co., Ltd.	22,356
201	SBI Holdings, Inc.	19,718
700	Secom Co., Ltd.	34,920
13	Seven Bank Ltd.	26,744
2,600	Star Micronics Co., Ltd.	29,384
400	Toyota Industries Corp.	13,037
360	USS Co., Ltd.	28,652
		304,593

	Luxembourg - 3.7%
886	APERAM	24,638
905	ArcelorMittal - ADR	28,191
		52,829

	Netherlands - 2.5%
245	Koninklijke DSM NV	13,891
845	Koninklijke Philips Electronics NV	21,066
		34,957

	Norway - 2.0%
1,073	Aker ASA - A Shares	28,341

	Panama - 1.9%
1,566	Banco Latinoamericano de Comercerio Exterior SA - E Shares	27,703

	Puerto Rico - 1.2%
1,418	Oriental Financial Group, Inc.	17,612

	Singapore - 1.8%
31,515	Ascendas India Trust - REIT	25,126

	South Korea - 5.7%
357	LG Electronics, Inc.	27,202
606	Mirae Asset Securities Co., Ltd.	28,120
1,667	SK Telecom Co., Ltd. - ADR	26,538
		81,860

	Sweden - 2.0%
1,872	Industrivarden AB - C Shares	27,956

Advisory Research International All Cap Value Fund
SCHEDULE OF INVESTMENTS - As of July 31, 2011
(Unaudited)

Number of Shares		Value
	Switzerland - 3.5%
310	Holcim Ltd.	$21,255
459	Novartis AG	28,138
		49,393

	United Kingdom - 13.1%
3,738	BAE Systems PLC	18,609
2,908	HSBC Holdings PLC	28,351
3,571	J Sainsbury PLC	17,782
1,109	Unilever PLC - ADR	35,554
11,993	Vodafone Group PLC	33,631
1,134	Whitbread PLC	28,902
5,248	WM Morrison Supermarkets PLC	24,998
		187,827

	United States - 1.7%
1,973	Endeavour International Corp.*	24,741

	Total Common Stocks (Cost $1,369,573)	1,333,864

	Preferred Stock - 1.5%
	Italy - 1.5%
783	Exor SpA	21,609

	Total Preferred Stock (Cost $21,921)	21,609

	Short Term Investment - 9.7%
138,691	Fidelity Institutional Money Market Fund, 0.11% †	138,691

	Total Short Term Investment (Cost $138,691)	138,691

	Total Investments - 104.6% (Cost $1,530,185)	1,494,164
	Liabilities in Excess of Other Assets - (4.6%)	(65,171)
	Total Net Assets - 100.0%	$1,428,993

ADR - American Depository Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust
* Non-income producing security
† The rate quoted is the annualized seven-day yield of the Fund at the period end.

See accompanying Notes to Schedule of Investments.

Advisory Research International All Cap Value Fund
SUMMARY OF INVESTMENTS
As of July 31, 2011 (Unaudited)

Percent of
Security Type/Industry	Total Net Assets
Common Stocks
Commercial Banks	9.0%
Oil, Gas & Consumable Fuels	5.8%
Pharmaceuticals	5.5%
Metals & Mining	5.2%
Health Care Equipment & Supplies	4.6%
Wireless Telecommunication Services	4.2%
Hotels Restaurants & Leisure	4.0%
Diversified Financial Services	4.0%
Insurance	3.9%
Diversified Telecommunication	3.5%
Food Products	3.5%
Capital Markets	3.3%
Construction Materials	3.3%
Specialty Retail	3.2%
Auto Components	3.1%
Food & Staples Retailing	3.0%
Electronic Equipment, Instruments	2.8%
Chemicals	2.7%
Commercial Services & Supplies	2.4%
Leisure Equipment & Products	2.3%
Real Estate Management & Development	2.3%
Construction & Engineering	2.1%
Electrical Equipment	2.0%
Health Care Providers & Services	2.0%
Household Durables	1.9%
Industrial Conglomerates	1.5%
Aerospace & Defense	1.3%
Electric Utilities	1.0%
Total Common Stocks	93.4%
Preferred Stock	1.5%
Short Term Investment	9.7%
Total Investments	104.6%
Liabilities in Excess of Other Assets	(4.6%)
Total Net Assets	100%

See accompanying Notes to Schedule of Investments.

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS - As of July 31, 2011
(Unaudited)

Number of Shares		Value

	Common Stocks - 95.3%
	Australia - 4.5%
348,837	Australian Agricultural Co., Ltd.*	$530,393
70,957	Crown Ltd.	694,299
210,120	Tassal Group Ltd.	327,489
		1,552,181

	Austria - 2.7%
14,465	AMAG Austria Metall AG*#	359,578
35,614	EVN AG	582,615
		942,193

	Bermuda - 1.9%
94,900	Catlin Group Ltd.	643,654

	Canada - 3.0%
171,571	Genesis Land Development Corp.*	632,089
33,842	RONA, Inc.	390,328
		1,022,417

	China - 1.7%
578,000	People's Food Holdings Ltd.	350,611
2,372,500	Wuyi International Pharmaceutical Co., Ltd.	219,785
		570,396

	Denmark - 1.6%
16,698	D/S Norden	549,734

	France - 3.0%
8,162	Nexans SA	704,246
3,274	Societe BIC SA	309,181
		1,013,427

	Germany - 6.4%
8,453	Hochtief AG	678,544
37,700	Rhoen Klinikum AG	939,494
7,837	Salzgitter AG	570,846
		2,188,884

	Hong Kong - 6.4%
1,720,000	Emperor Entertainment Hotel Ltd.	397,374
2,221,083	Emperor International Holdings	510,119
4,834,000	Golden Meditech Holdings Ltd.*	805,941
39,000	Guoco Group Ltd.	475,616
		2,189,050

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS - As of July 31, 2011
(Unaudited)

Number of Shares		Value

	Ireland - 2.5%
404,783	Beazley PLC	$856,315

	Italy - 3.3%
84,768	Buzzi Unicem SpA	520,832
29,362	Danieli & C Officine Meccaniche SpA	427,634
8,844	Italmobiliare SpA	196,211
		1,144,677

	Japan- 25.6%
24,250	Arcs Co., Ltd.	424,222
2,600	As One Corp.	55,092
5,600	Bank of Okinawa Ltd.	262,527
70,750	Chugoku Marine Paints Ltd.	570,981
22,700	Cosel Co., Ltd.	399,062
5,200	Hirose Electric Co., Ltd.	521,452
9,400	Hogy Medical Co., Ltd.	421,052
23,400	Hokuto Corp.	536,139
11,700	Japan Petroleum Exploration Co.	596,054
36,400	Kansai Paint Co., Ltd.	336,146
23,600	Maruichi Steel Tube Ltd.	597,984
34,700	Namco Bandai Holdings, Inc.	439,065
6,100	Ono Pharmaceutical Co., Ltd.	340,927
2,100	Pronexus, Inc.	10,660
18,065	Ryosan Co., Ltd.	391,402
7,800	San-A Co., Ltd.	317,612
5,028	SBI Holdings, Inc.	493,248
185	Seven Bank Ltd.	380,581
59,700	Star Micronics Co., Ltd.	674,700
17,100	Tokyo Ohka Kogyo Co., Ltd.	382,873
7,670	USS Co., Ltd.	610,458
		8,762,237

	Liechtenstein - 0.1%
412	Verwaltungs- und Privat-Bank AG	48,683

	Luxembourg - 1.0%
12,093	APERAM	336,287

	Netherlands - 1.3%
7,578	Koninklijke DSM NV	429,663

	Norway - 2.5%
31,825	Aker ASA - A Shares	840,589

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS - As of July 31, 2011
(Unaudited)

Number of Shares		Value

	Panama - 2.4%
47,043	Banco Latinoamericano de Comercio Exterior SA - E Shares	$832,191

	Puerto Rico - 1.8%
49,880	Oriental Financial Group, Inc.	619,510

	Singapore - 3.4%
740,000	Ascendas India Trust - REIT	589,984
1,032,000	Gallant Venture Ltd.*	338,029
80,700	Hi-P International Ltd.	62,015
285,400	Metro Holdings Ltd.	192,297
		1,182,325

	South Korea - 5.8%
63,700	Daekyo Co., Ltd.	362,516
17,460	Mirae Asset Securities Co., Ltd.	810,179
2,000	NongShim Co., Ltd.	479,939
7,406	Sindoh Co., Ltd.	348,648
		2,001,282

	Sweden - 1.3%
29,985	Industrivarden AB - C Shares	447,784

	Switzerland - 3.5%
4,717	BKW FMB Energie AG	292,172
5,844	Pargesa Holding SA	517,538
2,500	Valiant Holding	395,834
		1,205,544

	United Kingdom - 8.2%
67,326	Bovis Homes Group PLC	454,502
249,055	Colt Group SA*	497,930
55,000	J Sainsbury PLC	273,871
52,921	Robert Wiseman Dairies PLC	280,363
27,226	Whitbread PLC	693,896
128,200	WM Morrison Supermarkets PLC	610,656
		2,811,218

	United States - 1.4%
39,600	Endeavour International Corp.*	496,584

	Total Common Stocks (Cost $29,582,549)	32,686,825

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS - As of July 31, 2011
(Unaudited)

Number of Shares		Value

	Preferred Stock - 1.6%
	Italy - 1.6%
19,486	Exor SpA	$537,762

	Total Preferred Stock (Cost $204,796)	537,762

	Short Term Investment - 3.3%
1,151,517	Fidelity Institutional Money Market Fund, 0.11% †	1,151,517

	Total Short Term Investment (Cost $1,151,517)	1,151,517

	Total Investments - 100.2% (Cost $30,938,862)	34,376,104
	Liabilities in Excess of Other Assets - (0.2)%	(84,825)
	Total Net Assets - 100.0%	$34,291,279

PLC – Public Limited Company
REIT – Real Estate Investment Trust
* Non-Income Producing
# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities are valued at fair value in accordance with procedures established by the Fund's Board of Trustees.
† The rate quoted is the annualized seven-day yield of the Fund at the period end.

 See accompanying Schedule of Investments.

Advisory Research International Small Cap Value Fund
SUMMARY OF INVESTMENTS
As of July 31, 2011 (Unaudited)

Percent of
Security Type/Industry	Total Net Assets
Common Stocks
Food Products	7.3%
Commercial Banks	7.3%
Diversified Financial Services	6.7%
Metals & Mining	5.4%
Hotels Restaurants & Leisure	5.2%
Real Estate Management & Development	5.0%
Chemicals	5.0%
Electronic Equip., Instruments	4.8%
Food & Staples Retailing	4.7%
Insurance	4.4%
Capital Markets	3.9%
Health Care Equipment & Supplies	3.6%
Electrical Equipment	3.2%
Oil, Gas & Consumable Fuels	3.2%
Specialty Retail	2.9%
Health Care Providers & Services	2.9%
Electric Utilities	2.6%
Construction Materials	2.1%
Construction & Engineering	2.0%
Pharmaceuticals	1.6%
Marine	1.6%
Diversified Telecommunication	1.5%
Household Durables	1.3%
Leisure Equipment & Products	1.3%
Machinery	1.2%
Media	1.1%
Office Electronics	1.0%
Industrial Conglomerates	1.0%
Commercial Services & Supplies	0.9%
Multiline Retail	0.6%
Total Common Stocks	95.3%
Preferred Stock	1.6%
Short Term Investments	3.3%
Total Investments	100.2%
Liabilties in Excess of Other Assets	(0.2)%
Total Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS - As of July 31, 2011
(Unaudited)

Number of Shares		Value
	Common Stocks - 95.6%
	Australia - 1.8%
76,717	Australian Agricultural Co., Ltd.*	$116,645
12,500	Crown Ltd.	122,310
		238,955

	Bermuda - 1.0%
19,700	Catlin Group Ltd.	133,614

	Brazil - 1.1%
15,300	Banco Santander Brasil - ADR	141,984

	Canada - 1.8%
25,480	Genesis Land Development Corp.*	93,872
12,600	RONA, Inc.	145,326
		239,198

	France - 4.7%
1,700	Cie Generale des Etablissements Michelin - B shares	142,762
6,807	France Telecom SA	140,852
2,386	Nexans SA	205,872
1,600	Sanofi	124,321
		613,807

	Germany - 6.0%
12,200	Deutsche Telekom AG	190,170
4,313	E.ON AG	118,923
1,914	Hochtief AG	153,642
8,300	Rhoen Klinikum AG	206,838
1,643	Salzgitter AG	119,676
		789,249

	Hong Kong - 3.3%
600,000	Emperor International Holdings	137,803
1,121,644	Golden Meditech Holdings Ltd.*	187,004
9,000	Guoco Group Ltd.	109,758
		434,565

	Ireland - 1.0%
61,877	Beazley PLC	130,900

	Italy - 1.0%
20,073	Buzzi Unicem SpA	123,333

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS - As of July 31, 2011
(Unaudited)

Number of Shares		Value
	Japan - 8.4%
11,280	Namco Bandai Holdings, Inc.	$142,728
2,100	Ono Pharmaceutical Co., Ltd.	117,368
1,300	SBI Holdings, Inc.	127,530
3,700	Secom Co., Ltd.	184,576
60	Seven Bank Ltd.	123,432
10,370	Star Micronics Co., Ltd.	117,197
4,100	Toyota Industries Corp.	133,629
1,890	USS Co., Ltd.	150,426
		1,096,886

	Luxembourg - 3.0%
5,789	APERAM	160,983
7,431	ArcelorMittal - ADR	231,475
		392,458

	Netherlands - 0.8%
1,800	Koninklijke DSM NV	102,058

	Norway - 1.4%
6,932	Aker ASA - A Shares	183,094

	Panama - 1.4%
10,501	Banco Latinoamericano de Comercerio Exterior SA - E Shares	185,763

	Puerto Rico - 0.9%
9,300	Oriental Financial Group, Inc.	115,506

	South Korea - 4.5%
1,500	LG Electronics, Inc.	114,295
3,300	Mirae Asset Securities Co., Ltd.	153,127
610	NongShim Co., Ltd.	146,381
1,636	Sindoh Co., Ltd.	77,017
6,400	SK Telecom Co., Ltd. - ADR	101,888
		592,708

	Sweden - 1.0%
8,927	Industrivarden AB - C Shares	133,312

	Switzerland - 3.3%
3,346	Holcim Ltd.	229,420
3,300	Novartis AG	202,297
		431,717

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS - As of July 31, 2011
(Unaudited)

Number of Shares		Value
	United Kingdom - 7.8%
26,400	BAE Systems PLC	$131,432
7,500	Unilever PLC - ADR	240,450
103,343	Vodafone Group PLC	289,799
7,200	Whitbread PLC	183,503
38,500	WM Morrison Supermarkets PLC	183,387
		1,028,571

	United States - 41.4%
3,574	Avnet, Inc.*	104,718
1,550	Berkshire Hathaway, Inc. - Class B*	114,963
4,432	Cabot Oil & Gas Corp.	328,323
8,100	Chico's FAS, Inc.	122,229
3,650	CIT Group, Inc.*	145,051
4,900	Comcast Corp. - Class A	117,698
5,300	Core-Mark Holding Co., Inc.*	197,372
2,166	Deltic Timber Corp.	112,307
9,137	Denbury Resources, Inc.*	176,527
15,977	Endeavour International Corp.*	200,352
8,800	Fifth Third Bancorp	111,320
8,320	Foot Locker, Inc.	180,794
3,090	GATX Corp.	121,839
1,413	Goldman Sachs Group, Inc.	190,713
2,800	Hyatt Hotels Corp. - Class A*	108,612
2,900	Johnson & Johnson	187,891
5,940	JPMorgan Chase & Co.	240,273
2,588	Kaiser Aluminum Corp.	144,462
13,800	KeyCorp.	110,952
4,850	Kohl's Corp.	265,343
5,428	Leucadia National Corp.	182,761
16,000	MF Global Holdings, Ltd.*	117,920
9,400	Microsoft Corp.	257,560
5,757	Molex, Inc. - Class A	113,701
4,000	Motorola Solutions, Inc.*	179,560
4,519	Plum Creek Timber Co., Inc. - REIT	172,716
2,187	Range Resources Corp.	142,505
3,665	Raymond James Financial, Inc.	116,400
11,388	Resolute Energy Corp.*	185,510
5,598	Spirit Aerosystems Holdings, Inc. - Class A*	114,703
8,700	Symetra Financial Corp.	109,272
3,500	Trinity Industries, Inc.	104,265
2,515	Vail Resorts, Inc.	115,061
4,500	Wal-Mart Stores, Inc.	237,195
		5,430,868

	Total Common Stocks (Cost $11,824,293)	12,538,546

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS - As of July 31, 2011
(Unaudited)

Number of Shares		Value
	Preferred Stock - 1.0%
	Italy - 1.0%
4,570	Exor SpA	$126,120

	Total Preferred Stock (Cost $67,298)	126,120

	Short Term Investment - 3.0%
398,085	Fidelity Institutional Money Market Fund, 0.11% †	398,085

	Total Short Term Investment (Cost $398,085)	398,085

	Total Investments - 99.6% (Cost $12,289,676)	13,062,751
	Other Assets in Excess of Liabilities - 0.4%	49,135
	Total Net Assets - 100%	$13,111,886

* Non-income producing security
PLC - Public Limited Company
REIT - Real Estate Investment Trust
ADR - American Depository Receipt
† The rate quoted is the annualized seven-day yield of the Fund at the period end.

See accompanying Notes to Schedule of Investments.

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY - As of July 31, 2011
(Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Oil, Gas & Consumable Fuels	7.9%
Commercial Banks	7.1%
Diversified Financial Services	6.4%
Capital Markets	5.4%
Metals & Mining	5.0%
Pharmaceuticals	4.8%
Specialty Retail	4.6%
Hotels Restaurants & Leisure	4.0%
Food Products	3.8%
Insurance	3.7%
Food & Staples Retailing	3.2%
Wireless Telecommunication Services	3.0%
Construction Materials	2.7%
Electronic Equipment, Instruments	2.6%
Diversified Telecommunication	2.5%
Auto Components	2.1%
Multiline Retail	2.0%
Software	2.0%
Aerospace & Defense	1.9%
Real Estate Management & Development	1.8%
Electrical Equipment	1.6%
Health Care Providers & Services	1.6%
Distributors	1.5%
Commercial Services & Supplies	1.4%
Health Care Equipment & Supplies	1.4%
Communications Equipment	1.3%
Real Estate Investment Trusts	1.3%
Construction & Engineering	1.2%
Leisure Equipment & Products	1.1%
Electric Utilities	0.9%
Household Durables	0.9%
Media	0.9%
Paper & Forest Products	0.9%
Trading Companies & Distributors	0.9%
Chemicals	0.8%
Machinery	0.8%
Office Electronics	0.6%
Total Common Stocks	95.6%
Preferred Stock	1.0%
Short Term Investment	3.0%
Total Investments	99.6%
Other Assets in Excess of Liabilities	0.4%
Total Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

Advisory Research Funds
NOTES TO SCHEDULE OF INVESTMETNS
July 31, 2011 (Unaudited)

Note 1 – Organization
Advisory Research All Cap Value Fund (the “All Cap Value Fund”), Advisory Research International All Cap Value Fund (the “International All Cap Value Fund”), Advisory Research International Small Cap Value Fund (the “International Small Cap Value Fund”) and Advisory Research Global Value Fund (the “Global Value Fund”) (each a “Fund” and collectively the “Funds”) are organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Funds’ primary investment objective is to provide long-term capital appreciation. The All Cap Value Fund commenced investment operations on November 16, 2009, the International All Cap Value Fund commenced investment operations on May 2, 2011, the International Small Cap Value Fund commenced investment operations on March 31, 2010 and the Global Value Fund commenced investment operations on July 30, 2010.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Funds’ net asset value per share (“NAV”) is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) may result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day.  If such events occur, the Funds may value non-U.S. securities at fair value, taking into account such events, when the NAV is calculated.

(b) Foreign Currency Translation
The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Advisory Research Funds
NOTES TO SCHEDULE OF INVESTMENTS
July 31, 2011 (Unaudited) Continued

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Note 3 – Federal Income Taxes
At July 31, 2011, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Funds, based on cost for federal income tax purposes were as follows:

	All Cap Value Fund	International All Cap Value Fund	International Small Cap Value Fund	Global Value Fund

Cost of Investments	$13,932,876	$1,531,199	$30,964,932	$12,315,777

Gross Unrealized Appreciation	$1,734,857	$26,735	$4,377,545	$1,309,363
Gross Unrealized Depreciation	(354,496)	(63,767)	(963,436)	(562,066)

Net Unrealized Appreciation/(Depreciation)	$1,380,361	$(37,032)	$3,414,109	$747,297

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Advisory Research Funds
NOTES TO SCHEDULE OF INVESTMENTS
July 31, 2011 (Unaudited) Continued

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of July 31, 2011, in valuing the Funds’ assets carried at fair value:

All Cap Value Fund
	Level 1	Level 2*	Level 3**	Total
	(Quoted Price)	(Other Significant Observable Inputs)	(Significant Unobservable Inputs)
Investments, at Value:
Common Stocks1	$14,566,289	$-	$-	$14,566,289
Short-Term Investments	746,948	-	-	746,948
Total Investments, at Value	$15,313,237	$-	$-	$15,313,237

1 All common stocks held in the All Cap Value Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

International All Cap Value Fund
	Level 1	Level 2*	Level 3**
	(Quoted Price)	(Other Significant Observable Inputs)	(Significant Unobservable Inputs)	Total
Investments, at Value:
Common Stocks:
Consumer Discretionary	$17,762	$189,314	$-	$207,076
Consumer Staples	35,555	57,046	-	92,601
Energy	53,006	30,567	-	83,573
Financials	105,719	215,378	-	321,097
Health Care	-	173,221	-	173,221
Industrials	21,066	111,704	-	132,770
Information Technology	10,028	29,384	-	39,412
Materials	53,665	105,769	-	159,434
Telecommunication Services	26,539	83,720	-	110,259
Utilities	-	14,421	-	14,421
Total Common Stocks	323,340	1,010,524	-	1,333,864
Preferred Stock	-	21,609	-	21,609
Short-Term Investment	138,691	-	-	138,691
Total Investments, at Value	$462,031	$1,032,133	$-	$1,494,164

Advisory Research Funds
NOTES TO SCHEDULE OF INVESTMENTS
July 31, 2011 (Unaudited) Continued

International Small Cap Value Fund
	Level 1	Level 2*	Level 3**
	(Quoted Price)	(Other Significant Observable Inputs)	(Significant Unobservable Inputs)	Total
Investments, at Value:
Common Stocks:
Consumer Discretionary	$752,844	$3,481,891	$-	$4,234,735
Consumer Staples	760,302	3,370,994	-	4,131,296
Energy	496,584	596,054	-	1,092,638
Financials	2,722,457	6,633,985	-	9,356,442
Health Care	-	2,782,289	-	2,782,289
Industrials	-	3,417,090	-	3,417,090
Information Technology	521,452	1,476,764	-	1,998,216
Materials	1,076,621	3,224,780	-	4,301,401
Telecommunication Services	497,930	-	-	497,930
Utilities	874,787	-	-	874,787
Total Common Stocks	7,702,977	24,983,847	-	32,686,824
Preferred Stock	-	537,762	-	537,762
Short-Term Investment	1,151,518	-	-	1,151,518
Total Investments, at Value	$8,854,495	$25,521,609	$-	$34,376,104

Global Value Fund
	Level 1	Level 2*	Level 3**
	(Quoted Price)	(Other Significant Observable Inputs)	(Significant Unobservable Inputs)	Total
Investments, at Value:
Common Stocks:
Consumer Discretionary	$1,252,436	$989,652	$-	$2,242,088
Consumer Staples	624,026	300,032	-	924,058
Energy	1,033,216	-	-	1,033,216
Financials	2,149,466	1,232,570	-	3,382,036
Health Care	187,891	837,829	-	1,025,720
Industrials	340,807	675,522	-	1,016,329
Information Technology	655,539	194,214	-	849,753
Materials	611,578	612,136	-	1,223,714
Telecommunication Services	101,888	620,821	-	722,709
Utilities	-	118,923	-	118,923
Total Common Stocks	6,956,847	5,581,699	-	12,538,546
Preferred Stock	-	126,120	-	126,120
Short-Term Investment	398,085	-	-	398,085
Total Investments, at Value	$7,354,932	$5,707,819	$-	$13,062,751

* In accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees, the values of certain equity securities listed or traded on foreign security exchanges may be adjusted due to changes in the value of U.S.-traded securities, as measured by the S&P 500 Index. In this circumstance, $1,032,133, $25,521,609 and $5,707,819 of investment securities from International All Cap Value, International Small Cap Value Fund and Global Value Fund, respectively, were classified as Level 2 instead of Level 1.

**The Funds did not hold any Level 3 securities at 7/31/11.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Advisory Research Funds, a series of Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President

Date:	9/26/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President

Date:	9/26/11

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer
Date:	9/26/11

* Print the name and title of each signing officer under his or her signature.